REVENUES	6 Months Ended
Jun. 30, 2025
REVENUES
REVENUES
21.	REVENUES

The Group’s revenues are disaggregated by product and service lines as follows:

	Six Months Ended June 30,
	2025	2024
	US$	US$
Sales of goods – third parties
– BEV lifestyle models	143,966	262,849
– Sports cars	32,906	102,618
– Others	17,851	15,096
	194,723	380,563
Sales of goods – related parties
– BEV lifestyle models	1,066	535
– Sports cars	227	91
– Others	1,469	1,704
	2,762	2,330
Subtotal	197,485	382,893
Services- third parties
– R&D service	1,087	56
– Others[1]	3,069	4,504
	4,156	4,560
Services- related parties
– R&D service	13,666	6,366
– Others[2]	3,019	4,296
	16,685	10,662
Subtotal	20,841	15,222

Total revenues	218,326	398,115

[1] Others primarily include trainings, installed premium intelligent driving system upgrades, free battery charging services, maintenance services and vehicle internet connection services.

[2] Others primarily include commission service fee.

Contract Liabilities

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Current liabilities
– Contract liabilities – third parties	27,666	33,964
– Contract liabilities – related parties*	1,163	150
Non-current liabilities
– Contract liabilities – third parties	7,570	8,683
Contract liabilities, current and non-current	36,399	42,797

* This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets.

Contract liabilities represent transaction price allocated to the performance obligations that are not yet satisfied or partially satisfied, which primarily arises from the undelivered vehicles, intelligent driving system, household charging piles, charging cards, free battery charging service, the extended lifetime warranty, maintenance service, vehicle internet connection services as well as technical research and development services. Amounts that are expected to recognize as revenues within one-year are included as current contract liabilities with the remaining balance recognized as other non-current liabilities.

Among the balance of contract liabilities of US$42,797 as of December 31, 2024, US$10,688 was recognized as revenue during the six months ended June 30, 2025. The Group expects that US$56,814 of transaction price allocated to unsatisfied performance obligation as of June 30, 2025 will be recognized as revenues within one year. The remaining US$52,024 will be recognized over the remaining contract periods over 1 to 10 years.